FAIR VALUE MEASUREMENTS - Gross holding gains and fair value of held-to-maturity securities (Details) - ROMAN DBDR TECH ACQUISITION CORP. - USD ($)	2 Months Ended	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Total Warrant Derivative Liability	$ 27,455,162	$ 27,455,162
Transfers into level 3			$ 0
Transfers out of level 3	12,156,900		0
Public Warrants
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Total Warrant Derivative Liability	14,125,160	14,125,160	18,640,580
Private Placement Warrants
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Total Warrant Derivative Liability	13,330,002	13,330,002	18,098,458
Recurring
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Cash and Marketable Securities Held in Trust		236,215,089	236,289,574
Total Warrant Derivative Liability	27,455,162	27,455,162	36,739,038
Recurring | Level 1
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Cash and Marketable Securities Held in Trust		236,215,089	236,289,574
Total Warrant Derivative Liability	14,125,160	14,125,160	18,640,580
Recurring | Level 3
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Total Warrant Derivative Liability	13,330,002	13,330,002	18,098,458
Recurring | Public Warrants
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Total Warrant Derivative Liability	14,125,160	14,125,160	18,640,580
Recurring | Public Warrants | Level 1
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Total Warrant Derivative Liability	14,125,160	14,125,160	18,640,580
Recurring | Private Placement Warrants
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Total Warrant Derivative Liability	13,330,002	13,330,002	18,098,458
Recurring | Private Placement Warrants | Level 1
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Total Warrant Derivative Liability	13,330,002	13,330,002
Recurring | Private Placement Warrants | Level 3
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Total Warrant Derivative Liability	$ 13,330,002	$ 13,330,002	$ 18,098,458